[Sun Life Financial logo]

May 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Certification pursuant to Rule 497(j)
Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Files No. 333-168711 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of prospectuses and statement of additional information for the above-captioned Registrant, each dated April 29, 2011, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectuses and statement of additional information, being Post-Effective Amendment No. 2, and that Post-Effective Amendment No. 2 was filed electronically with the Securities and Exchange Commission via EDGAR on or about April 27, 2011.

Sincerely,

/s/Elizabeth B. Love

Elizabeth B. Love
Counsel